                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09025
                                   ---------

                               New Covenant Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


200 East Twelfth Street Jeffersonville, IN                               47130
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

            BISYS Fund Services 3435 Stelzer Road Columbus OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-858-6127
                                                    ---------------------

Date of fiscal year end: June 30, 2006
                         -------------------

Date of reporting period: March 31, 2006
                          ------------------


ITEM 1. SCHEDULE OF INVESTMENTS.

NEW COVENANT FUNDS
GROWTH FUND
Schedule of Portfolio Investments                               March 31, 2006
(Unaudited)

 SHARES
   OR
PRINCIPAL                      SECURITY
  AMOUNT                      DESCRIPTION                            VALUE
----------   ------------------------------------------------    --------------
COMMON STOCKS  (97.7%):
Advertising  (0.8%):
   270,500   Interpublic Group of Cos., Inc. (b)                      2,585,980
    60,600   Omnicom Group, Inc.                                      5,044,950
     4,350   PagesJaunes SA                                             122,007
                                                                 --------------
                                                                      7,752,937
                                                                 --------------
Aerospace  (0.2%):
    39,800   United Technologies Corp.                                2,307,206
                                                                 --------------
Automotive  (1.4%):
       800   Aftermarket Technology Corp. (b)                            18,088
     6,200   American Axle & Manufacturing                              106,206
             Holdings, Inc. (L)
     5,500   Bayerische Motoren Werke AG                                302,801
    29,400   BorgWarner, Inc.                                         1,765,176
     8,400   DaimlerChrysler AG                                         481,873
    52,500   Goodyear Tire & Rubber Co. (b) (L)                         760,200
   122,000   Honda Motor Co. Ltd. (L)                                 3,777,121
     5,800   Hyundai Motor Co., Ltd. - GDR                              243,843
    26,000   NGK Spark Plug Co                                          604,984
    80,100   Nissan Motors                                              949,223
    18,950   Noble International, Ltd.                                  320,824
     2,100   Renault SA                                                 222,972
     5,020   Reynolds & Reynolds Co.                                    142,568
       500   Scania AB, Class B                                          21,690
    31,400   Suzuki Motor Corp.                                         719,988
    13,480   Tenneco Automotive, Inc. (b) (L)                           292,381
    58,800   TRW Automotive Holdings Corp. (b) (L)                    1,370,040
     8,900   Volkswagen AG                                              666,490
     3,600   Volkswagen AG PFD                                          196,280
                                                                 --------------
                                                                     12,962,748
                                                                 --------------
Banking  (6.8%):
    24,034   ABN AMRO Holdings NV                                       719,464
    21,300   ABSA Group, Ltd.                                           401,136
    72,000   Akbank Turk Anonim Sirketi                                 605,582
     6,300   Anchor BanCorp Wisconsin, Inc. (L)                         190,953
     3,780   BancFirst (L)                                              164,808
    77,900   Banco Bilbao Vizcaya                                     1,623,133
    74,000   Banco Santander Central Hispano SA                       1,078,952
   402,991   Bank of America Corp.                                   18,352,211
    34,000   Bank of Yokohama, Ltd.                                     277,833
    11,000   Banque Nationale de Paris                                1,020,207
    16,500   Barclays Plc                                               192,729
     1,100   BNP Paribas (b)                                             98,560
     3,500   Canadian Imperial Bank of Commerce                         258,081
 1,115,000   China Construction Bank (R) (b)                            520,907
    15,200   City Holding Co. (L)                                       559,208
    45,400   Comerica, Inc.                                           2,631,838
     6,409   Commerzbank AG                                             254,669
     5,550   Credit Suisse Group                                        310,741
    18,600   Depfa Bank Plc                                             330,837
     2,200   Deutsche Bank AG                                           250,626
    51,200   Doral Financial Corp. (L)                                  591,360

     8,900   East West Bancorp, Inc. (L)                                343,095
     2,700   Farmers Capital Bank Corp. (L)                              85,374
     3,820   First Citizens Bancshares, Inc., Class A (L)               737,260
     1,900   First Community Bancorp (L)                                109,554
     4,900   Fortis                                                     174,549
    12,205   Holderbank Financiere Glarus                               969,674
    12,000   HSBC Holdings Plc                                          200,832
    11,300   Irwin Financial Corp. (L)                                  218,429
    46,356   JPMorgan Chase & Co.                                     1,930,264
    22,392   Kookmin Bank - ADR                                       1,914,964
     2,200   Lakeland Financial Corp. (L)                               102,850
    62,400   Lloyds TSB Group Plc                                       595,754
        86   Mitsubishi Tokyo Financial Group, Inc.                   1,312,198
        84   Mizuho Financial Group, Inc.                               685,700
    25,900   Northern Trust Corp.                                     1,359,750
     5,900   Peoples Bancorp Inc.                                       177,000
 1,394,500   PT Bank Mandiri                                            259,778
    14,600   R & G Financial Corp. (L)                                  184,836
    41,100   Royal Bank of Scotland Group Plc                         1,335,073
     3,600   Societe Generale                                           540,577
    59,400   Standard Bank                                              817,781
    21,400   Standard Chartered Plc                                     531,474
    73,800   State Street Corporation                                 4,459,734
       267   Sumitomo Mitsui Financial Group                          2,942,273
    16,500   SVB Financial Group (b) (L)                                875,325
     3,700   Taylor Capital Group, Inc. (L)                             145,003
    11,230   TriCo Bancshares (L)                                       318,034
   209,400   U.S. Bancorp                                             6,386,700
     6,000   Unibanco - GDR (L)                                         443,460
    35,400   Wells Fargo & Co.                                        2,260,998
     3,200   Wintrust Financial Corp. (L)                               186,144
                                                                 --------------
                                                                     63,038,272
                                                                 --------------
Broadcasting and Media  (3.0%):
    73,100   CBS Corp.                                                1,752,938
    17,000   CKX, Inc. (b) (L)                                          222,190
    82,272   Comcast Corp., New Class A (b)                           2,152,236
     7,600   Comcast Corp., Special Class A (b)                         198,512
    16,140   Cumulus Media, Inc. (b) (L)                                181,736
   212,500   DIRECTV Group, Inc. (b)                                  3,485,000
    17,900   Entravision Communications Corp. (b) (L)                   163,964
    28,300   Gannett Co., Inc.                                        1,695,736
    35,200   Grupo Televisa                                             700,480
    36,978   Liberty Global, Inc., Class A (b)                          756,940
    36,978   Liberty Global, Inc., Class C (b)                          730,316
   433,500   Liberty Media Corp. (b)                                  3,559,034
     8,300   Radio One, Inc. (b)                                         62,084
   539,250   Time Warner, Inc.                                        9,054,007
    73,100   Viacom, Inc., Class B (b)                                2,836,280
     5,300   Vivendi SA                                                 181,744
    13,900   Warner Music Group Corp.                                   301,491
                                                                 --------------
                                                                     28,034,688
                                                                 --------------
Chemicals  (0.9%):
     7,400   CF Industries Holdings, Inc. (L)                           125,726
    12,500   Dow Chemical Co.                                           507,500
   109,500   Lyondell Chemical Co. (L)                                2,179,050
   155,500   Mosaic Co., Inc. (b) (L)                                 2,231,425
    16,000   Nitto Denko Corp.                                        1,354,921
     7,600   Potash Corp. of Saskatchewan, Inc.                         669,879
    15,200   Symyx Technologies, Inc (b)                                421,648
    12,300   Takeda Chemical Industries                                 699,610
    12,100   Tronox, Inc., Class A (L)                                  205,216
     8,500   UAP Holding Corp.                                          182,750
                                                                 --------------
                                                                      8,577,725
                                                                 --------------

Commercial Services  (1.6%):
    15,569   Aaron Rents, Inc. (L)                                      423,010
   162,500   Accenture Ltd.                                           4,886,375
    17,000   Apollo Group, Inc., Class A (b)                            892,670
     8,000   Avocent Corp. (b)                                          253,920
    16,890   CSG Systems International, Inc. (b) (L)                    392,861
     8,980   Gevity HR, Inc. (L)                                        219,651
    18,990   John H. Harland Co.                                        746,307
     7,300   McGrath Rentcorp (L)                                       219,438
    58,300   Pitney Bowes, Inc.                                       2,502,819
     2,400   Pre-Paid Legal Services, Inc. (L)                           85,152
    13,600   Vedior NV                                                  266,092
    16,400   Weight Watchers International, Inc.                        842,960
   181,800   Xerox Corp. (b)                                          2,763,360
                                                                 --------------
                                                                     14,494,615
                                                                 --------------
Computer Services and Software  (6.5%):
     9,700   Activision, Inc. (b)                                       133,763
    32,900   Affiliated Computer Services Inc., Class A (b) (L)       1,962,814
     4,320   ANSYS, Inc. (b) (L)                                        233,928
    39,900   Automatic Data Processing, Inc.                          1,822,632
     7,100   Avid Technology, Inc. (b)                                  308,566
   432,200   Cisco Systems, Inc. (b)                                  9,365,774
     9,200   Covansys Corp. (b) (L)                                     158,148
     2,700   Dassault Systemes SA                                       154,169
   164,700   Dell, Inc. (b)                                           4,901,472
    35,500   Diebold, Inc.                                            1,459,050
    17,200   DST Systems, Inc. (b)                                      996,568
    21,200   Earthlink, Inc. (b)                                        202,460
     2,600   FactSet Research Systems, Inc. (L)                         115,310
   158,600   Hewlett Packard Co.                                      5,217,940
     3,400   Imation Corp.                                              145,894
     4,400   Infosys Technologies Ltd. (L)                              342,584
     8,700   Infousa, Inc.                                              112,926
    10,400   Intergraph Corp. (b) (L)                                   433,264
   100,300   International Business Machines Corp.                    8,271,741
     5,400   Jack Henry & Associates, Inc.                              123,498
     7,790   Komag, Inc. (b) (L)                                        370,804
    22,900   Lexmark International, Inc. (b)                          1,039,202
     6,100   Manhattan Associates, Inc. (b)                             134,200
    77,200   Maxtor Corp. (b) (L)                                       738,032
   495,300   Microsoft Corp.                                         13,477,113
     3,970   Microstrategy, Inc. (b) (L)                                418,001
    14,520   Parametric Technology Corp. (b)                            237,112
    12,600   Pixar (b)                                                  808,164
     2,620   Progress Software Corp. (b) (L)                             76,216
     9,500   Red Hats, Inc. (b) (L)                                     265,810
     4,900   Renanissance Learning, Inc. (L)                             88,200
     4,100   SAP AG                                                     889,503
    58,100   Seagate Technology (L)                                   1,529,773
    19,200   Sonic Solutions (b) (L)                                    347,712
     7,070   Sybase, Inc. (b)                                           149,318
     7,100   Sykes Enterprises, Inc. (b)                                100,678
     9,200   Synaptics, Inc. (b)                                        202,308
     8,200   Syntel, Inc. (L)                                           155,144
    22,400   THQ, Inc. (b) (L)                                          579,936
     8,080   Transaction Systems Architects, Inc. (b) (L)               252,177
    12,000   Trend Micro, Inc.                                          420,107
    31,600   Trizetto Group, Inc. (b)                                   555,844
    34,330   United Online, Inc. (L)                                    441,484
    63,500   Wind River Systems, Inc. (b)                               790,575
                                                                 --------------
                                                                     60,529,914
                                                                 --------------

Construction and Building Materials  (1.8%):
    36,200   Bouygues SA                                              1,920,709
     2,634   Brookfield Homes Corp. (L)                                 136,599
    15,800   Centex Corporation                                         979,442
    18,581   CRH Plc                                                    649,306
   122,700   D. R. Horton, Inc.                                       4,076,095
     2,000   Dycom Industries, Inc. (b)                                  42,500
    12,330   Eagle Materials (L)                                        786,161
     4,500   Granite Construction, Inc.                                 219,060
    29,000   Hovnanian Enterprises - A (b) (L)                        1,273,970
    28,000   Jacobs Engineering Group, Inc. (b)                       2,428,720
     3,400   Lafarge SA                                                 384,657
     2,796   Orascom Construction Industries - GDR (R)                  229,002
     1,060   Orascom Construction Industries - GDR (R)                   86,818
     3,400   Quanex Corp. (L)                                           226,542
     2,140   Ryland Group, Inc. (L)                                     148,516
    44,760   Standard-Pacific Corp. (L)                               1,504,831
    18,000   Stanley Works                                              911,880
     6,700   Titan Cement Co.                                           319,414
                                                                 --------------
                                                                     16,324,222
                                                                 --------------
Consumer Products  (3.0%):
    60,309   Amcor Ltd.                                                 318,113
    31,000   Cintas Corp.                                             1,321,220
     4,700   CNS, Inc. (L)                                              101,238
    16,300   Crocs, Inc. (b) (L)                                        409,945
    83,700   General Mills, Inc.                                      4,241,916
     5,800   Harman International Industries, Inc.                      644,554
    15,800   Herman Miller, Inc.                                        512,078
     2,600   JAKKS Pacific, Inc. (b)                                     69,524
     3,800   K-Swiss, Inc. (L)                                          114,532
    74,300   Kimberly-Clark Corp.                                     4,294,540
    19,400   Knoll, Inc.                                                413,608
     5,700   L'OREAL SA                                                 501,410
   172,000   Li & Fung Ltd.                                             387,922
    24,480   NIKE, Inc., Class B                                      2,083,248
    18,000   Nikon Corp.                                                321,946
     3,900   Nintendo Co.                                               581,843
     7,700   Polo Ralph Lauren Corp.                                    466,697
   152,422   Procter & Gamble Co.                                     8,782,555
     7,500   Skechers U.S.A., Inc., Class A (b)                         186,975
     4,820   Stanley Furniture Co., Inc.                                140,985
    17,620   Toro Co. (L)                                               841,355
    37,000   Toto Ltd.                                                  342,807
     3,500   Unilever Plc                                               242,664
     5,800   WD-40 Co.                                                  178,930
    10,700   Wolseley Plc                                               262,397
     8,400   Yankee Candle Co. (L)                                      229,908
                                                                 --------------
                                                                     27,992,910
                                                                 --------------
Diversified Operations  (3.9%):
    59,100   3M Co.                                                   4,473,279
     7,200   Acuity Brands, Inc. (L)                                    288,000
    25,401   Brambles Industries Ltd.                                   194,637
   120,900   Cendant Corp.                                            2,097,615
   164,428   First Data Corp.                                         7,698,519
   332,400   General Electric Co.                                    11,560,872
     9,340   Harsco Corp.                                               771,671
    71,500   IOI Corp. Berhad                                           258,263
    22,200   Mitsubishi Corp.                                           504,332
     9,500   Shin-Etsu Chemical Co., Ltd.                               514,580
    86,000   Sumitomo Corp.                                           1,221,802
    52,500   Swire Pacific Ltd., Class A                                513,883
    22,900   Teleflex, Inc.                                           1,640,327
    51,000   Thermo Electron Corp. (b)                                1,891,590
    72,000   Tyco International Ltd.                                  1,935,360
     6,803   Wesfarmers Ltd.                                            169,139
                                                                 --------------
                                                                     35,733,869
                                                                 --------------

Electronics  (4.5%):
     2,000   Advantest Corp.                                            237,857
     5,299   Agere Systems, Inc. (b)                                     79,697
    61,500   Altera Corp. (b) (L)                                     1,269,360
    25,800   Amis Holdings, Inc. (b)                                    233,748
    46,300   Amphenol Corp., Class A                                  2,415,934
    62,400   Arm Holdings Plc                                           144,204
    12,600   ASML Holding N.V. (b)                                      256,894
    21,300   AU Optronics Corp. - ADR (L)                               317,583
     3,310   Bel Fuse, Inc., Class B (L)                                115,949
     4,700   Cabot Microelectronics Corp. (b) (L)                       174,370
    33,700   Cree Research, Inc. (b) (L)                              1,105,697
    19,410   Diodes, Inc. (b) (L)                                       805,515
    68,100   Emerson Electric Co.                                     5,695,204
     5,000   Fanuc Co., Ltd.                                            480,207
   273,000   Flextronics International Ltd. (b)                       2,825,550
     1,300   FLIR Systems, Inc. (b)                                      36,933
    59,900   Freescale Semiconductor, Inc., Class B (b)               1,663,423
   138,500   Freescale Semiconductor, Inc., Class A (b)               3,851,685
     4,400   Hirose Electric Co., Ltd.                                  617,276
    57,185   Hon Hai Precision Industry Co., Ltd.                       708,339
    10,500   Intersil Corp., Class A                                    303,660
       880   Keyence Corp.                                              228,261
   103,500   Lam Research Corp. (b) (L)                               4,450,500
    57,200   Lattice Semiconductor Corp. (b)                            380,952
     8,200   LoJack Corp. (b) (L)                                       196,636
    54,390   MEMC Electronic Materials, Inc. (b)                      2,008,079
    50,400   Microchip Technology, Inc.                               1,829,520
     9,470   MTS Systems Corp. (L)                                      396,130
     6,800   Multi-Fineline Electronix, Inc. (b) (L)                    397,732
    27,000   Nippon Electric Glass Co., Ltd.                            670,594
        44   Nippon Telegraph & Telephone Corp.                         188,353
    10,400   Novellus Systems, Inc. (b) (L)                             249,600
    10,200   OmniVision Technologies, Inc. (b) (L)                      308,040
     5,900   Photronics, Inc. (b) (L)                                   110,684
    28,100   Pixelworks, Inc. (b)                                       139,657
    10,700   PortalPlayer, Inc. (b) (L)                                 237,861
     6,700   Rohm Co., Ltd.                                             707,087
     5,504   Samsung Electornics - GDR                                1,798,432
    13,900   Sigmatel, Inc. (b) (L)                                     121,486
     8,200   Sony Corp.                                                 378,825
    30,400   Synopsis, Inc. (b)                                         679,440
   106,619   Taiwan Semiconductor - ADR                               1,072,587
    51,600   Teradyne, Inc. (b)                                         800,316
    11,200   Tokyo Electron Ltd.                                        770,908
    12,500   Ushio, Inc.                                                297,215
     2,000   Yamada Denki Co., Ltd.                                     230,058
                                                                 --------------
                                                                     41,988,038
                                                                 --------------
Energy  (2.8%):
   146,500   AES Corp. (b)                                            2,499,290
   143,000   El Paso Corp.                                            1,723,150
     1,800   Energy Conversion Devices, Inc. (b)                         88,524
    13,660   Energy Partners Ltd. (b) (L)                               322,103
    75,174   Exelon Corp.                                             3,976,704
       600   Headwaters, Inc. (b) (L)                                    23,874
    11,900   Iberdrola SA                                               383,588
    17,100   Kansai Electric Power, Inc.                                379,050
     6,990   Korea Electric Power Corp                                  150,984
     6,900   Maverick Tube Corp. (b) (L)                                365,631
    17,900   Oklahoma Gas & Electric Co. (L)                            519,100


    24,400   Pepco Holdings, Inc. (L)                                   556,076
    63,600   PG&E Corp. (L)                                           2,474,040
     2,900   Unified Energy System (UES) - GDR (b) (R)                  197,780
     7,102   Reliance Energy Ventures Ltd. - GDR (b) (c) (d)             13,583
     3,800   Reliance Energy, Ltd. - GDR                                161,500
     7,102   Reliance Natural Resources Ltd. - GDR (b) (c) (d)            9,599
    11,000   Scottish & Southern Energy Plc                             215,956
    10,240   Sierra Pacific Resources (b) (L)                           141,414
    14,400   Tokyo Electric Power Co.                                   358,261
    22,000   Tokyo Gas Ltd.                                              96,041
    75,800   Valero Energy                                            4,531,323
     3,100   Veba AG                                                    340,777
    13,330   Westar Energy, Inc.                                        277,397
   139,000   Williams Co., Inc.                                       2,973,210
   156,400   Xcel Energy, Inc. (L)                                    2,838,660
                                                                 --------------
                                                                     25,617,615
                                                                 --------------
Entertainment and Leisure  (0.8%):
    11,900   Bally Total Fitness Holding Corp. (b) (L)                  111,503
     6,200   Carnival Plc                                               304,301
    23,800   Regal Entertainment Group (L)                              447,678
   232,600   Walt Disney Co.                                          6,487,214
                                                                 --------------
                                                                      7,350,696
                                                                 --------------
Financial Services  (7.2%):
     7,600   Accredited Home Lenders (b) (L)                            388,968
    11,510   Advanta, Class B (L)                                       424,374
     5,400   Affiliated Managers Group, Inc. (b) (L)                    575,694
    56,860   American Capital Strategies (L)                          1,999,198
     5,950   American Home Mortgage                                     185,700
             Investment Corp. (L)
     3,700   Asset Acceptance Capital Corp. (b)                          72,039
    35,200   BISYS Group, Inc. (b)                                      474,496
    11,300   Calamos Asset Management (L)                               422,620
    57,000   Capital One Financial Corp.                              4,589,640
    17,046   CapitalSource, Inc.                                        424,104
     1,300   CBOT Holdings, Inc., Class A (b) (L)                       155,220
    20,040   Charter Municipal Mortgage                                 406,812
             Acceptance (L)
    30,600   CIT Group, Inc.                                          1,637,712
   298,276   Citigroup, Inc.                                         14,087,574
   111,800   Commerce Assets Holdings                                   191,288
     8,920   CompuCredit Corp. (b) (L)                                  328,345
   122,798   Countrywide Credit Industries, Inc. (L)                  4,506,687
    56,100   E*TRADE Financial Corp. (b)                              1,513,578
     7,800   eFunds Corp. (b) (L)                                       201,552
    59,300   Federal Home Loan Mortgage Corp.                         3,617,300
    23,036   Fidelity National Financial, Inc.                          818,469
     5,000   Friedman, Billings, Ramsey Group, Inc. (L)                  46,900
    45,000   Fubon Financial Holding Co., Ltd. - GDR (R)                381,308
    38,460   Goldman Sachs Group, Inc.                                6,036,681
    28,900   HBOS Plc                                                   481,667
     6,400   Huron Consulting Group, Inc. (b)                           193,856
    21,879   ING Groep NV                                               863,035
     7,600   Jefferies Group, Inc. (L)                                  444,600
     3,900   Lazard Ltd. - Class A (L)                                  172,575
    41,100   Lehman Brothers Holdings, Inc.                           5,940,183
     5,200   MainSource Financial Group, Inc. (L)                        98,280


    60,800   MBIA, Inc. (L)                                           3,655,904
    51,000   Morgan Stanley Dean Witter & Co.                         3,203,820
     2,000   Morningstar, Inc. (b)                                       89,540
     3,990   Novastar Financial, Inc. (L)                               133,426
     7,040   ORIX Corp.                                               2,187,132
    52,700   Paychex, Inc.                                            2,195,482
    24,700   PNC Financial Services Group                             1,662,557
     7,102   Reliance Capital Ventures Ltd. - GDR (b) (c) (d)             7,142
     6,800   SEI Investments Co.                                        275,604
     4,980   Shinhan Financial Group Co., Ltd.                          222,985
     6,700   The First Marblehead Corp. (L)                             289,775
     8,305   UBS AG                                                     910,276
                                                                 --------------
                                                                     66,514,098
                                                                 --------------
Food and Beverages  (3.2%):
    31,900   Aramark Corp. (L)                                          942,326
    20,000   Cadbury Schweppes Plc                                      198,404
     5,200   Carrefour SA                                               276,218
     8,000   Coca-Cola Co.                                              334,960
     4,700   Groupe Danone                                              574,953
    32,000   Hormel Foods Corp.                                       1,081,600
     9,700   Koninklijke Numico NV (b)                                  428,516
    87,800   Kraft Foods, Inc., Class A (L)                           2,661,218
       100   Lindt & Spruengli AG                                       185,304
     5,596   Nestle SA                                                1,657,598
   100,000   Pepsi Bottling Group, Inc.                               3,039,000
    45,300   PepsiAmericas, Inc. (L)                                  1,107,585
   127,500   PepsiCo, Inc.                                            7,368,225
    20,700   Ruddick Corp. (L)                                          503,217
    83,560   SUPERVALU, Inc.                                          2,575,319
    52,300   Sysco Corp.                                              1,676,215
    27,000   Tyson Foods, Inc., Class A (L)                             370,980
    50,500   Unilever NV - ADR                                        3,495,610
    85,000   Unilever Plc                                               868,280
    45,904   Woolworths Ltd.                                            616,124
                                                                 --------------
                                                                     29,961,652
                                                                 --------------
Forest and Paper Products  (0.6%):
    27,800   Abitibi-Consolidated, Inc.                                 115,128
    14,284   Norske Skogsindustrier Asa                                 241,681
     3,000   Universal Forest Products, Inc. (L)                        190,470
    11,100   UPM-Kymmene Oyj                                            261,903
    63,400   Weyerhaeuser Co.                                         4,592,063
                                                                 --------------
                                                                      5,401,245
                                                                 --------------
Health Services  (2.6%):
     6,400   American Retirement Corp. (b) (L)                          163,968
    11,000   Candela Corporation (b) (L)                                237,600
    40,000   Cerner Corp. (b) (L)                                     1,898,000
    41,450   Coventry Health Care, Inc. (b)                           2,237,471
    31,900   Express Scripts, Inc., Class A (b)                       2,804,010
    68,700   Health Management Associates, Inc., Class A (L)          1,481,859

       600   Magellan Health Services, Inc. (b)                          24,282
    82,700   McKesson Corp.                                           4,311,151
     5,500   Odyssey HealthCare, Inc. (b) (L)                            94,655
     1,200   Pediatrix Medical Group, Inc. (b)                          123,168
    40,800   Quest Diagnostics, Inc.                                  2,093,040
     5,600   Sierra Health Services, Inc. (b) (L)                       227,920
    44,200   Stryker Corp.                                            1,959,828
    46,720   UnitedHealth Group, Inc.                                 2,609,779
    11,300   Universal Health Services, Inc, Class B (L)                573,927
    46,000   Varian Medical Systems, Inc. (b)                         2,583,360
     5,500   WellCare Health Plans, Inc. (b) (L)                        249,920
                                                                 --------------
                                                                     23,673,938
                                                                 --------------
Hotels and Other Lodging Places  (0.2%):
    10,600   Accor SA                                                   610,130
     4,700   Four Seasons Hotels, Inc. (L)                              238,290
   156,000   Shangri-La Asia Ltd.                                       252,317
    33,500   Strategic Hotel Capital, Inc. (L)                          779,880
                                                                 --------------
                                                                      1,880,617
                                                                 --------------

Insurance  (7.4%):
    41,300   Ace Ltd.                                                 2,148,013
    22,409   Aegon NV                                                   414,043
    37,500   Aetna, Inc.                                              1,842,750
    43,500   AFLAC, Inc.                                              1,963,155
     3,900   Allianz AG                                                 650,936
    60,100   Allstate Corp.                                           3,131,811
    69,679   American International Group, Inc.                       4,605,085
    88,500   Aon Corp.                                                3,673,635
    23,190   Arch Capital Group Ltd. (b)                              1,338,991
     9,500   Aspen Insurance Holdings Ltd. (L)                          234,270
    25,400   Assurant, Inc.                                           1,250,950
       500   Axa                                                         17,521
        14   Berkshire Hathaway, Inc., Class A (b)                    1,264,900
     9,300   Bristol West Holdings, Inc. (L)                            179,025
     7,900   China Life Insurance Co. - ADR (b) (L)                     403,295
    24,500   Chubb Corp.                                              2,338,280
    73,200   CIGNA Corp.                                              9,561,384
    15,000   Everest Re Group, Ltd.                                   1,400,550
    91,500   Genworth Financial, Inc., Class A                        3,058,845
    57,800   Hartford Financial Services Group, Inc.                  4,655,790
    54,200   Insurance Australia Group Ltd.                             211,326
     3,200   LandAmerica Financial Group, Inc. (L)                      217,120
   124,000   Marsh & McLennan Cos., Inc.                              3,640,640
    72,240   MetLife, Inc.                                            3,494,249
        33   Millea Holdings, Inc.                                      651,776
    15,000   Mitsui Marine And Fire                                     203,569
    61,700   Promina Group Ltd.                                         240,569
    16,303   QBE Insurance Group Ltd.                                   254,262
    41,300   Reinsurance Group of America, Inc. (L)                   1,953,077
     2,000   Samsung Fire & Marine Insurance Co., Ltd. (b)              264,539
     3,360   Selective Insurance Group, Inc. (L)                        178,080
    94,739   St. Paul Cos., Inc.                                      3,959,143
     9,439   Swiss Re                                                   658,165
   148,500   UnumProvident Corp. (L)                                  3,041,280
    73,800   Wellpoint, Inc. (b)                                      5,714,334
    39,300   Yasuda F & M Insurance                                     568,662
                                                                 --------------
                                                                     69,384,020
                                                                 --------------
Internet Services  (1.2%):
    19,100   @Road, Inc. (b) (L)                                         96,837
     5,700   Checkfree Corp. (b)                                        287,850
     5,780   Click Commerce, Inc. (b) (L)                               138,373
    40,200   CNET Networks, Inc. (b) (L)                                571,242
     4,300   Digital River, Inc. (b) (L)                                187,523
     3,600   Google, Inc., Class A (b)                                1,404,000
     7,500   InfoSpace, Inc. (b) (L)                                    209,625
    15,400   Ipass, Inc. (b) (L)                                        123,354
     3,850   j2 Global Communications, Inc. (b) (L)                     180,950
    16,700   Netease.com Inc. - ADR (b) (L)                             409,818
    16,300   Openwave Systems, Inc. (b) (L)                             351,754
     7,900   Shanda Interactive Entertainment Ltd. (b) (L)              113,365
    59,700   Softbank Corp.                                           1,745,910
   295,812   Symantec Corp. (b)                                       4,978,516
     1,990   WebEx Communications, Inc. (b) (L)                          67,003
       708   Yahoo Japan Corp.                                          430,910
                                                                 --------------
                                                                     11,297,030
                                                                 --------------

Machinery and Equipment  (1.8%):
     6,200   Albany International Corp., Class A (L)                    236,158
    20,400   Atlas Copca AB, A Shares                                   573,394
     3,400   Cascade Corp. (L)                                          179,690
    92,600   Caterpillar, Inc.                                        6,649,605
    53,400   Fastenal Co. (L)                                         2,527,956
     1,000   Gardner Denver Machinery, Inc. (b)                          65,200
    10,150   Graco, Inc. (L)                                            461,115
     7,600   Lennox International, Inc. (L)                             226,936
     4,000   NIDEC Corp.                                                327,541
    11,200   Schneider SA                                             1,207,478
     3,900   SMC Corp.                                                  606,307
    20,200   Whirlpool Corp. (L)                                      1,847,694
    35,100   Zebra Technologies Corp., Class A (b)                    1,569,672
                                                                 --------------
                                                                     16,478,746
                                                                 --------------
Manufacturing  (1.6%):
     4,700   A.O. Smith Corp. (L)                                       248,160
     6,900   Applied Industrial Tech, Inc. (L)                          307,740
     1,100   Arctic Cat, Inc.                                            26,466
    13,100   Assa Abloy AB, Class B                                     242,951
     6,100   Cummins, Inc. (L)                                          641,110
     9,100   FEI Co. (b) (L)                                            180,635
     3,000   Greif Brothers Co., Class A (L)                            205,260
    70,600   Gujarat Ambuja Cements Ltd. - GDR (R)                      163,651
    13,190   Hankook Tire Co., Ltd.                                     199,581
    23,800   Identix, Inc. (b) (L)                                      189,448
    16,700   Illinois Tool Works, Inc.                                1,608,377
    90,100   Ingersoll-Rand Co.                                       3,765,279
    10,000   Kao Corp.                                                  262,779
     5,600   Lancaster Colony Corp. (L)                                 235,200
     7,000   LSI Industries, Inc. (L)                                   119,280
    72,000   Mitsubishi Heavy Industries Ltd.                           341,782
     1,700   NACCO Industries, Inc. (L)                                 261,732
     6,100   Nordson Corp. (L)                                          304,146
    46,800   Parker Hannifin Corp.                                    3,772,547
     9,400   Siemens AG                                                 874,998
    77,600   Skyworks Solutions, Inc. (b)                               526,904
     4,800   Standex International Corp. (L)                            151,968
     5,200   Sun Hydraulics Corp. (L)                                   111,176
     2,800   Tennant Co.                                                146,496
     4,500   Tokyo Seimitsu Co., Ltd.                                   268,161
                                                                 --------------
                                                                     15,155,827
                                                                 --------------
Medical Products  (4.1%):
     8,500   Affymetrix, Inc. (b) (L)                                   279,905
     5,800   Alkermes, Inc. (b)                                         127,890
    92,000   Amgen, Inc. (b)                                          6,692,999
    15,650   Applera Corp.-Celera Genomics Group (b)                    182,949
     2,200   Bausch & Lomb Inc.                                         140,140
    87,000   Baxter International, Inc.                               3,376,470
    34,600   Beckman Coulter, Inc.                                    1,888,122
    36,500   Biomet, Inc. (L)                                         1,296,480
   136,500   Boston Scientific Corp. (b) (L)                          3,146,325
    34,700   Depomed, Inc. (b) (L)                                      226,591
     3,900   Diagnostic Products Corp. (L)                              185,757
    26,310   Exelixis, Inc. (b) (L)                                     315,983
    27,864   Genzyme Corp. (b)                                        1,873,018
     5,910   Haemonetics Corp. (b) (L)                                  300,051
     6,600   Hoya Corp.                                                 265,746
    88,900   Johnson & Johnson, Inc.                                  5,264,658
    15,000   Kinetic Concepts, Inc. (b)                                 617,550
    38,000   Laboratory Corp. of America Holdings (b)                 2,222,240
     3,940   Landauer, Inc. (L)                                         197,867
    32,400   Medtronic, Inc.                                          1,644,300

     4,000   Meridian Bioscience, Inc. (L)                              107,920
     4,226   Metabasis Therapeutics, Inc. (b)                            38,414
    27,000   Patterson Co., Inc. (b) (L)                                950,400
    10,200   Quidel Corp. (b) (L)                                       131,274
    19,700   Sanofi-Synthelabo SA                                     1,871,196
     9,500   Steris Corp. (L)                                           234,460
    21,700   Telik, Inc. (b) (L)                                        420,112
    72,100   Vertex Pharmaceuticals, Inc. (b) (L)                     2,638,139
     1,800   Vital Signs, Inc.                                           98,874
    20,380   Zeneca Group Plc                                         1,025,009
                                                                 --------------
                                                                     37,760,839
                                                                 --------------
Metals and Mining  (1.5%):
    21,200   Alcan, Inc.                                                971,205
    10,800   Barrick Gold Corp.                                         294,192
    35,700   Cameco Corp.                                             1,285,604
     4,690   Carpenter Technology Corp. (L)                             443,299
     6,400   Cleveland-Cliffs, Inc. (L)                                 557,568
     9,540   Commercial Metals Co.                                      510,295
    51,000   Freeport-McMoRan Copper & Gold, Inc., Class B (L)        3,048,269
     4,800   GMK Norilsk Nickel                                         452,640
    30,103   Harmony Gold Mining Co., Ltd. (b)                          488,725
    13,800   Harmony Gold Mining Co., Ltd. - ADR (b) (L)                219,144
     6,500   Mueller Industries, Inc. (L)                               231,985
    75,000   Nippon Steel Corp. (b)                                     289,904
     6,510   NS Group, Inc. (b) (L)                                     299,655
     3,900   Polyus Gold - ADR (b) (d)                                  163,800
     1,080   POSCO                                                      278,477
    29,900   Repsol YPF SA                                              848,032
    10,400   Rio Tinto Plc                                              527,034
     4,500   Ryerson, Inc. (L)                                          120,420
    31,500   Southern Copper Corp. (L)                                2,661,120
     7,600   Xstrata Plc                                                245,557
                                                                 --------------
                                                                     13,936,925
                                                                 --------------
Oil and Gas  (6.8%):
    16,900   Canadian Natural Resources                                 940,418
   122,280   Chesapeake Energy Corp.                                  3,840,815
   144,792   ChevronTexaco Corp.                                      8,393,592
   333,000   CNOOC Ltd.                                                 257,497
   103,938   ConocoPhillips                                           6,563,685
    62,380   Devon Energy Corp.                                       3,815,785
     5,350   Eni SpA                                                    151,997
    29,300   EXCO Resources, Inc. (b)                                   367,129
   254,400   Exxon Mobil Corp.                                       15,482,785
     6,600   Frontier Oil Corp. (L)                                     391,710
     3,300   Giant Industries, Inc. (b) (L)                             229,482
    29,300   Global Industries Ltd. (b)                                 424,557
    15,800   Halliburton Co.                                          1,153,716
     2,500   Holly Corp. (L)                                            185,300
     2,201   L'Air Liquide                                              457,537
     2,900   Lone Star Technologies, Inc. (b)                           160,689
    22,300   Marathon Oil Corp.                                       1,698,591
    29,400   Meridian Resource Corp. (b)                                119,070
     3,000   Neste Oil OYJ                                              102,983
   138,200   NiSource, Inc.                                           2,794,404
    13,200   Patterson-UTI Energy, Inc.                                 421,872
   174,000   PetroChina Co. Ltd.                                        181,640
     2,200   Petroleo Brasileiro SA - ADR                               190,674
     3,000   Petroleo Brasileiro SA - ADR (L)                           239,550
    12,900   PetroQuest Energy, Inc. (b) (L)                            130,161
     1,800   Range Resources Corp.                                       49,158
     7,102   Reliance Industries Ltd. GDR (b)                           253,498
     3,400   Remington Oil & Gas Corp. (b) (L)                          146,948
    54,000   Royal Dutch Shell - ADR                                  3,362,040
    69,896   Royal Dutch Shell, A Shares                              2,183,695
    61,100   Sasol Ltd.                                               2,311,275

     9,800   SeaDrill Ltd. (b)                                          134,443
     5,100   St. Mary Land & Exploration Co. (L)                        208,233
     6,860   Stone Energy Corp. (b) (L)                                 302,732
     5,900   Suncor Energy, Inc.                                        453,414
    21,700   Sunoco, Inc.                                             1,683,269
     7,500   Swift Energy Co. (b) (L)                                   280,950
     2,600   Total SA, Class B                                          684,881
     3,800   Ultra Petroleum Corp. (b)                                  236,778
     6,000   W&T Offshore, Inc. (L)                                     241,860
     7,000   Whiting Petroleum Corp (b) (L)                             286,930
    33,000   XTO Energy, Inc.                                         1,437,810
                                                                 --------------
                                                                     62,953,553
                                                                 --------------
Pharmaceuticals  (5.7%):
   146,500   Abbott Laboratories                                      6,221,855
     4,500   Altana AG                                                  278,783
    28,800   Amylin Pharmaceuticals (b) (L)                           1,409,760
    15,000   Array Biopharma, Inc. (b) (L)                              137,100
    15,970   Astrazeneca Plc                                            803,470
     4,400   Barr Pharmaceuticals, Inc. (b)                             277,112
     9,300   Bayer AG                                                   372,473
    58,100   Cardinal Health, Inc.                                    4,329,612
    37,140   Cephalon, Inc. (b) (L)                                   2,237,685
    26,300   Cubist Pharmaceuticals, Inc. (b) (L)                       604,111
    28,350   CV Therapeutics, Inc. (b) (L)                              625,968
    10,000   Daiichi Sankyo Co., Ltd.                                   227,600
    58,500   Dendreon Corp. (b) (L)                                     275,535
    12,460   Encysive Pharmaceuticals, Inc. (b) (L)                      60,929
    20,200   Endo Pharmaceuticals Holdings, Inc. (b)                    662,762
    92,200   Forest Laboratories, Inc. (b)                            4,114,886
    46,000   Gilead Sciences, Inc. (b)                                2,862,120
    31,600   Hospira, Inc. (b)                                        1,246,936
    16,200   Human Genome Sciences, Inc. (b) (L)                        176,094
    26,000   ICOS Corp. (b) (L)                                         573,300
    98,600   IMS Health, Inc. (L)                                     2,540,922
    48,800   Incyte Pharmaceutical, Inc. (b) (L)                        293,776
    69,200   Medarex, Inc. (b) (L)                                      914,824
   118,900   Millennium Pharmaceuticals, Inc. (b)                     1,202,079
    13,300   Neurogen Corp. (b) (L)                                      82,327
    40,301   Novartis AG                                              2,236,374
     4,100   Novo Nordisk A/S, Class B                                  254,683
    19,080   NPS Pharmaceuticals, Inc. (b) (L)                          162,943
   279,115   Pfizer, Inc.                                             6,955,547
    27,060   Regeneron Pharmaceuticals, Inc. (b) (L)                    450,008
    26,200   Rigel Pharmaceuticals, Inc. (b) (L)                        301,038
     4,067   Roche Holding AG                                           604,213
    16,600   Teva Pharmaceutical Industries Ltd.                        683,588
     6,200   Trimeris, Inc. (b) (L)                                      83,762
     6,100   UCB SA                                                     299,667
   110,500   Watson Pharmaceutical, Inc. (b)                          3,175,770
    86,800   Wyeth                                                    4,211,536
    17,380   Zymogenetics, Inc. (b) (L)                                 375,756
                                                                 --------------
                                                                     52,326,904
                                                                 --------------
Printing and Publishing  (0.6%):
     5,570   Advo, Inc. (L)                                             178,240
    19,800   Journal Register Co. (L)                                   241,164
    65,000   McGraw-Hill Companies, Inc.                              3,745,300
    13,700   Pearson Plc                                                189,605
    40,200   Reed International Plc                                     384,849
    15,900   Trinity Mirror Plc                                         157,180
    26,400   Yell Group Plc                                             249,303
                                                                 --------------
                                                                      5,145,641
                                                                 --------------

Real Estate  (1.0%):
   171,000   Amoy Properties Ltd.                                       325,062
    19,060   Anthracite Capital, Inc. (L)                               209,279
    11,690   Arbor Realty Trust, Inc. (L)                               315,513
    50,900   Archston-Smith Trust                                     2,482,392
     9,000   Diamondrock Hospitality Co. (L)                            124,290
     9,600   Equity One, Inc. (L)                                       235,776
    32,200   GMH Communities Trust (L)                                  374,808
    51,000   Hang Lung Group, Ltd.                                      116,338
    14,400   HouseValues, Inc. (b) (L)                                  118,656
    11,200   Impac Mortgage Holdings, Inc. (L)                          107,968
    34,190   IndyMac Mortgage Holdings, Inc. (L)                      1,399,396
     5,100   Jer Investors Trust                                         84,762
     9,300   Meritage Homes Corp. (b) (L)                               511,128
    56,000   Mitsubishi Estate Co.                                    1,324,405
    10,200   Post Properties, Inc. (L)                                  453,900
     3,500   Sovran Self Storage, Inc. (L)                              193,200
    10,000   Sumitomo Realty & Development Co., Ltd.                    276,341
    26,000   Sun Hung Kai Properties                                    264,044
    13,475   Technical Olympic USA (L)                                  274,217
                                                                 --------------
                                                                      9,191,475
                                                                 --------------
Restaurants  (0.9%):
    48,300   Cheesecake Factory, Inc. (b) (L)                         1,808,835
    39,600   Darden Restaurants, Inc.                                 1,624,788
    87,900   McDonald's Corp.                                         3,020,244
     3,500   Panera Bread Co., Class A (b) (L)                          263,130
    38,900   YUM! Brands, Inc.                                        1,900,654
                                                                 --------------
                                                                      8,617,651
                                                                 --------------
Retail  (3.2%):
    11,300   AnnTaylor Stores Corp. (b)                                 415,727
     1,000   Arden Group, Inc., Class A                                  92,930
    48,220   Barnes & Noble, Inc.                                     2,230,175
    48,300   Bed Bath & Beyond, Inc. (b)                              1,854,720
     3,000   Blair Corp. (L)                                            124,230
       300   Brown Shoe Co., Inc.                                        15,744
     3,200   Building Materials Holding Corp.                           114,048
     4,500   Burlington Coat Factory Warehouse (L)                      204,525
       300   Canadian Tire Corp., Ltd.                                   16,102
    16,905   Cato Corp. (L)                                             403,353
     4,900   Cawachi, Ltd.                                              192,312
     6,500   Circuit City Stores, Inc.                                  159,120
    75,090   Claire's Stores, Inc.                                    2,726,518
       800   Columbia Sportswear Co. (b) (L)                             42,664
    92,000   Dollar General Corp.                                     1,625,640
     9,300   DSW, Inc. (b) (L)                                          291,276
     8,610   Federated Department Stores, Inc.                          628,530
     9,600   Genesco, Inc. (b) (L)                                      373,344
     5,900   Ingles Markets, Inc., Class A (L)                          105,138
    34,100   Jusco Ltd.                                                 825,256
    55,300   Kesa Electricals Plc                                       299,230
    61,200   Kingfisher Plc                                             254,204
     3,781   Lotte Shopping Co., Ltd. - GDR (R) (b) (L)                  76,301
    20,500   Massmart Holdings Ltd.                                     194,366
     3,200   MSC Industrial Direct Co., Inc.,  Class A                  172,864
    81,120   Office Depot, Inc. (b)                                   3,020,910
     1,900   Oxford Industries, Inc.                                     97,147
     3,700   Pantry, Inc. (b)                                           230,843
    63,100   Quiksilver, Inc. (b) (L)                                   874,566
     5,500   Select Comfort Corp. (b) (L)                               217,525
     5,000   Shimamura Co., Ltd.                                        580,232
       520   Shinsegae Co., Ltd.                                        237,118
     6,500   Smart & Final, Inc. (b) (L)                                106,535

    13,500   Stride Rite Corp.                                          195,480
    63,500   Talbots, Inc. (L)                                        1,706,245
    32,000   Tiffany & Co.                                            1,201,280
     1,700   Tractor Supply Co. (b)                                     112,778
    28,900   Wal-Mart Stores, Inc.                                    1,365,236
    43,000   Walgreen Co.                                             1,854,590
   314,712   Walmart De Mexico SA (b)                                   842,372
    14,500   Weis Markets, Inc. (L)                                     646,265
    33,800   Whole Foods Market, Inc.                                 2,245,672
     8,400   Williams-Sonoma, Inc. (b) (L)                              356,160
                                                                 --------------
                                                                     29,329,271
                                                                 --------------
Technology  (1.2%):
    51,000   Agilent Technologies, Inc. (b)                           1,915,050
    31,400   Aquantive, Inc. (b) (L)                                    739,156
    55,100   Brooks Automation, Inc. (b)                                784,624
     3,500   Canon, Inc.                                                231,118
    25,100   Eresearch Technology, Inc. (b) (L)                         361,189
    34,100   Genesis Microchip, Inc. (b) (L)                            581,064
    13,800   Hitachi High Technology Corp.                              363,804
     7,700   Hutchinson Technology, Inc. (b) (L)                        232,309
    61,890   Intel Corp.                                              1,197,572
       600   Kronos, Inc. (b)                                            22,434
    41,200   Linear Technology Corp.                                  1,445,296
    15,300   Plantronics, Inc. (L)                                      542,079
   127,400   RF Micro Devices, Inc. (b) (L)                           1,102,010
    76,000   Western Digital Corp. (b) (L)                            1,476,680
                                                                 --------------
                                                                     10,994,385
                                                                 --------------
Telecommunications  (5.4%):
     6,100   Adtran, Inc.                                               159,698
     9,130   ALLTEL Corp.                                               591,168
    46,300   America Movil                                            1,586,238
   237,700   AT&T, Inc.                                               6,427,407
   101,300   Avaya, Inc. (b)                                          1,144,690
    71,000   BellSouth Corp.                                          2,460,150
     9,500   Centennial Communications Corp. (L)                         69,635
    59,900   CenturyTel, Inc.                                         2,343,288
   108,500   China Netcom Group Corp., Ltd.                             191,570
    26,200   Consolidated Communications Holdings, Inc.                 426,274
   216,400   Corning, Inc. (b)                                        5,823,324
    51,000   Dobson Communications Corp. (b) (L)                        409,020
   141,600   Koninklijke (Royal) KPN NV                               1,593,418
    24,100   Korea Telecom Corp. (L)                                    513,330
    31,600   Nokia Oyj - Class A                                        653,068
     9,400   Nokia Oyj ADR                                              194,768
    87,200   Polycom, Inc. (b) (L)                                    1,890,496
    30,430   Premiere Global Services, Inc. (b)                         244,962
 1,705,500   PT Telekomunikasi Indonesia                              1,297,173
   169,030   Qualcomm, Inc.                                           8,554,607
     7,102   Reliance Communication Ventures Ltd. - GDR (b) (c) (d)      88,721
    12,060   Rural Cellular Corp. (b)                                   177,403
   398,500   Singapore Telecommunications Ltd. (R)                      652,754
     2,300   SK Telecom Co., Ltd.                                        54,257
     9,600   SK Telecom Co., Ltd. - ADR (L)                             226,464
    17,700   Societe Europeenne Satellite                               279,705
   300,881   Sprint Corp.                                             7,774,764
     1,214   Swisscom AG                                                392,587
     6,300   Syniverse Holdings, Inc. (b) (L)                            99,540
   129,000   Telefonaktiebolaget LM Ericsson                            490,073
    23,903   Telefonica De Espana                                       374,546
    23,329   Telekom Austria AG                                         549,034
     6,600   Tim Participacoes SA ADR                                   244,398
 1,118,268   Vodafone Group Plc                                       2,336,998
                                                                 --------------
                                                                     50,315,528
                                                                 --------------

Transportation  (2.5%):
     5,640   Alexander & Baldwin (L)                                    268,915
    13,690   Arkansas Best Corp. (L)                                    535,553
    66,400   CNF, Inc.                                                3,316,015
    36,000   CSX Corp.                                                2,152,800
    15,800   Deutsche Post AG                                           394,403
    27,000   Expeditors International of Washington, Inc. (L)         2,332,530
    12,500   Fedex Corp.                                              1,411,750
     1,300   Grupo Aeroportuario del Pacifico SA                         41,535
             de CV ADR (b)
    22,000   Hankyu Holdings, Inc.                                      127,185
   174,500   JetBlue Airways Corp. (b) (L)                            1,870,640
     6,450   Knight Transportation, Inc. (L)                            127,388
    42,000   Odakyu Electric Railway Co., Ltd.                          259,541
     7,700   Pacer International, Inc. (L)                              251,636
   155,248   Qantas Airways, Ltd.                                       391,739
    19,150   Ryder System, Inc.                                         857,537
   249,000   Southwest Airlines Co.                                   4,479,509
     6,300   TNT Post Group NV                                          217,788
    66,000   Tokyu Corp.                                                443,655
     7,500   U.S. Xpress Enterprises, Inc., Class A (b)                 146,025
     8,000   United Parcel Service, Inc., Class B                       635,040
     6,800   Veolia Environnement                                       377,088
   102,300   Werner Enterprises, Inc. (L)                             1,879,251
    35,000   Yamato Transport                                           715,012
                                                                 --------------
                                                                     23,232,535
                                                                 --------------
Waste Management  (1.0%):
   253,900   Waste Management, Inc.                                   8,962,670
                                                                 --------------
TOTAL COMMON STOCKS                                                 905,220,005
                                                                 --------------

EXCHANGE TRADED FUNDS  (0.7%):
    88,900   iShares Russell 1000 Index Fund                          6,274,562
                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS                                           6,274,562
                                                                 --------------

CASH EQUIVALENTS  (1.7%):
15,501,530   JP Morgan Cash Trade Execution                          15,501,530
                                                                 --------------
TOTAL CASH EQUIVALENTS                                               15,501,530
                                                                 --------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (15.1%):
 7,000,000   Barclays Capital Repurchase Agreement, 4.93 %,           7,000,000
             4/3/06, (Purchased on 3/31/06, proceeds at
             maturity $7,002,873, collateralized by various
             corporate bonds, fair value $7,140,000)
10,000,000   Cantor Fitzgerald & Co.Repurchase Agreement, 4.93%,     10,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $10,004,104, collaterallized by various corporate
             bonds, fair value $10,500,000)
90,000,000   Citigroup Global Markets Repurchase Agreement,          90,000,000
             4.93%, 4/3/06 (Purchased on 3/31/06, proceeds at
             maturity $90,036,938, collateralized by various
             corporate bonds, fair value $91,800,000)
 5,000,000   Credit Suisse First Boston Repurchase Agreement,         5,000,000
             4.92%, 4/3/06 (Purchased on 3/31/06, proceeds
             at maturity $5,002,048, collateralized by various
             corporate bonds, fair value $5,250,000)


 3,000,000   Credit Suisse First Boston Repurchase Agreement,         3,000,000
             4.93%, 4/3/06 (Purchased on 3/31/06, proceeds at
             maturity $3,001,232, collateralized by various
             corporate bonds, fair value $3,150,000)
10,000,000   Goldman Sachs & Co. Repurchase Agreement, 4.94%,        10,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $10,004,112, collateralized by various corporate
             bonds, fair value $10,200,000)
11,400,000   Lehman Brothers Repurchase Agreement, 5.03%,            11,400,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $11,404,774, collateralized by various corporate
             bonds, fair value $11,970,000)
 1,000,000   Merrill Lynch Repurchase Agreement, 4.93%, 4/3/06        1,000,000
             (Purchased on 3/31/06, proceeds at maturity
             $1,000,410, collateralized by various corporate
             bonds, fair value $1,050,000)
 2,135,337   UBS Securities Repurchase Agreement 4.88%,               2,135,337
             4/3/06 (Purchased on 3/31/06, proceeds at           --------------
             maturity $2,136,205 collateralized by
             various corporate bonds, fair value $2,178,044)

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES          139,535,337
                                                                 --------------


TOTAL (COST $912,668,328) (A)                                    $1,066,531,434
                                                                 ==============


------------

Percentages indicated are based on net assets of $925,909,968.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,991,797. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation.....................................  $163,794,635
     Unrealized depreciation.....................................   (20,923,326)
                                                                  -------------
     Net unrealized appreciation (depreciation).................. $ 142,871,309
                                                                  =============

(b) Non-income producing securities.

(c) Fair valued security.

(d) Illiquid security. As of May 31, 2006, the value of these securities amounted to $119,045, representing 0.01% of net assets.

(L) A portion or all of the Security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These Securities may be resold in transactions exempt from registration, normally for qualified buyers. The Advisor using procedures approved by the Board of Trustees has deemed these securities liquid.

ADR American Depository Receipt

GDR Global Depository Receipt

SEE NOTES TO SCHEDULE OF INVESTMENTS.

NEW COVENANT FUNDS
INCOME FUND
Schedule of Portfolio Investments                                March 31, 2006
(Unaudited)

 SHARES
   OR
PRINCIPAL                      SECURITY
  AMOUNT                      DESCRIPTION                            VALUE
----------   ------------------------------------------------    --------------
ASSET BACKED SECURITIES  (2.8%):
   575,000   Lehman XS Trust, 5.11%, 7/25/35, 2005-1 3A3A *        $    538,402
   565,000   Lehman XS Trust, 5.76%, 11/25/35, 2005-6 3A3A *            541,549
 4,860,000   Master Asset Backed Securities Trust, 5.23%,             4,795,937
             11/25/35
   642,136   Residential Asset Mortgage Products, Inc.,                 638,168
             4.00%, 1/25/30
 2,895,000   Residential Asset Mortgage Products, Inc.,               2,887,117
             5.46%, 5/25/32
 5,760,899   Residential Asset Mortgage Products, Inc.,               5,746,829
             5.57%, 6/25/32, Series 2002-RS3, Class A15            ------------
TOTAL ASSET BACKED SECURITIES                                        15,148,002
                                                                   ------------

CORPORATE BONDS  (15.1%):
 2,165,000   Alcan, Inc., 6.13%, 12/15/33                             2,130,732
   780,000   American General Finance, 4.50%, 11/15/07                  771,709
 2,500,000   American International Group, 4.70%, 10/1/10 (R)         2,421,845
   775,000   AOL Time Warner, Inc., 6.88%, 5/1/12 (L)                   813,574
 2,400,000   AOL Time Warner, Inc., 7.63%, 4/15/31                    2,622,050
 1,000,000   Bank of America Corp., 4.38%, 12/1/10                      959,457
 3,675,000   Bottling Group LLC, 5.00%, 11/15/13                      3,568,708
 3,800,000   Burlington Northern Santa Fe, 6.75%, 7/15/11             4,011,440
 2,500,000   Carolina Power & Light, 6.50%, 7/15/12                   2,608,453
   750,000   CarrAmerica Realty Corp., 5.13%, 9/1/11                    737,549
 1,500,000   Caterpillar Financial Services Corp., 3.70%,             1,447,964
             8/15/08
10,000,000   Coca-Cola Enterprises, 0.00%, 6/20/20                    4,237,640
 1,600,000   EOP Operating LP, 6.80%, 1/15/09                         1,649,142
 1,901,265   FedEx Corp., 6.72%, 1/15/22, Series 98-1A (L)            2,013,772
 1,950,000   Firstar Bank, 7.13%, 12/1/09                             2,062,232
 4,510,000   General Electric Capital Corp., 6.13%, 2/22/11           4,651,524

 3,350,000   General Mills, Inc., 6.00%, 2/15/12 (L)                  3,416,936
 2,000,000   Home Depot, Inc., 5.40%, 3/1/16                          1,979,662
 1,400,000   Household Finance Corp., 6.40%, 6/17/08                  1,431,384
   600,000   Household Finance Corp., 4.75%, 5/15/09 (L)                589,476
 1,500,000   Household Finance Corp., 4.13%, 11/16/09                 1,438,026
 1,070,000   International Paper Co., 6.50%, 11/15/07                 1,085,833
   475,000   International Paper Co., 5.85%, 10/30/12                   472,656
 1,750,000   Kinder Morgan Energy Partners, 7.40%, 3/15/31            1,923,458
 2,235,000   May Department Stores Co., 7.45%, 9/15/11                2,408,242
 4,000,000   Merrill Lynch & Co., 4.13%, 9/10/09                      3,845,240
 4,250,000   Metlife, Inc., 5.00%, 6/15/15 (L)                        4,052,180
 3,525,000   Morgan Stanley, 3.63%, 4/1/08                            3,418,316
 1,250,000   National City Corp., 4.50%, 3/15/10                      1,210,854
 1,185,000   National City Corp., 6.88%, 5/15/19                      1,300,337
 3,785,000   PNC Funding Corp., 6.13%, 2/15/09                        3,856,116
 5,015,000   SBC Communications, Inc., 4.13%, 9/15/09                 4,799,481
   900,000   Sprint Capital Corp., 7.63%, 1/30/11 (L)                   974,331
 2,930,000   Sprint Capital Corp., 6.88%, 11/15/28 (L)                3,031,741
 2,000,000   SunTrust Banks, Inc., 4.25%, 10/15/09                    1,928,624
 1,000,000   Virginia Electric & Power, 6.00%, 1/15/36                  951,159
                                                                   ------------

TOTAL CORPORATE BONDS                                                80,821,843
                                                                   ------------

MORTGAGE-BACKED SECURITIES  (66.2%):
             CORPORATE BONDS
 3,825,000   Banc of America Commercial Mortgage, Inc.,               3,641,844
             4.88%, 7/10/42
 8,535,000   Banc of America Commercial Mortgage, Inc.,               8,260,135
             5.12%, 10/10/45
 5,225,000   Banc of America Mortgage Securities, 4.79%,              5,103,087
             5/25/35 *
 4,885,000   Banc of America Commercial Mortgage, Inc.,               4,635,534
             4.76%, 11/10/39
 2,295,041   Bear Stearns Commercial Mortgage Securities,             2,311,616
             6.08%, 2/15/35
 4,615,000   Bear Stearns Commercial Mortgage Securities,             4,575,287
             5.47%, 6/11/41
   828,587   Commercial Mortgage Pass-Through Certificate,              797,353
             2.96%, 3/10/39
 1,647,960   Countrywide Home Loans, 5.34%, 11/25/35 *                1,630,614
 6,945,890   Countrywide Home Loans, 5.33%, 3/20/36 *                 6,882,683
 4,305,000   Deutsche ALT-A Securities, Inc. Mortgage Loan            4,218,492
             Trust, 5.25%, 6/25/35
 1,370,000   General Electric Capital Commercial Mortgage             1,286,863
             Corp., 4.60%, 11/10/38

 1,230,000   GMAC Commercial Mortgage Securities, Inc.,               1,206,049
             5.30%, 8/10/38
 1,125,000   GMAC Commercial Mortgage Securities, Inc.,               1,095,661
             5.24%, 11/10/45, Series 2006-C1
 3,306,346   Goldman Sachs Mortgage Securities Corp.,                 3,215,591
             2.90%, 1/10/40
   941,637   GSR Mortgage Loan Trust, 4.56%, 9/25/35                    920,045
 3,173,691   Indymac Index Mortgage Loan Trust, 5.30%,                3,130,494
             6/25/35 *
 4,065,000   JP Morgan Chase Commercial Mortgage Securities           3,897,287
             Corp., 4.77%, 3/12/39
 4,170,000   JP Morgan Chase Commercial Mortgage Securities           4,088,316
             Corp., 5.21%, 5/15/41 * (L)
 4,000,000   JP Morgan Chase Commercial Mortgage Securities           3,980,396
             Corp., 5.38%, 6/12/41 *
 8,410,000   LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29,       7,965,209
             Series 2004-C7
 5,220,000   LB-UBS Commercial Mortgage Trust, 5.59%, 6/15/31,        5,272,088
             Series 2002-C2
 3,885,000   LB-UBS Commercial Mortgage Trust, 4.93%, 9/15/35,        3,749,500
             Series 2003-C7
 4,125,147   Merrill Lynch Mortgage Investors, Inc., 4.50%,           4,019,749
             2/25/35 *
   810,644   Merrill Lynch Mortgage Investors, Inc., 5.37%,             807,495
             7/25/36
 1,343,112   Wachovia Bank Commercial Mortgage Trust, 3.00%,          1,300,573
             4/15/35
 3,000,000   Washington Mutual, Inc, 4.20%, 1/15/10 (L)               2,867,985
   815,000   Washington Mutual, Inc., 3.80%, 6/25/34 *                  776,323
 3,440,000   Washington Mutual, Inc., 4.68%, 4/25/35 *                3,332,672
 4,130,000   Washington Mutual, Inc., 4.68%, 5/25/35                  3,987,124
 3,500,000   Wells Fargo Corp., 4.20%, 1/15/10                        3,361,925
 4,605,000   Wells Fargo Mortgage Backed Securities Trust,            4,376,873
             3.54%, 9/25/34 *
 6,834,846   Wells Fargo Mortgage Backed Securities Trust,            6,735,740
             5.10%, 3/25/36, Series 2006-AR2, Class 2A5 *

             FANNIE MAE
 5,562,465   7.07%, 11/1/06                                           5,559,701
 1,489,542   7.21%, 5/1/07                                            1,496,925
   465,254   6.61%, 9/1/07                                              469,192
 2,117,690   6.23%, 1/1/08                                            2,131,562
 3,541,838   6.36%, 8/1/08                                            3,588,347
   912,991   6.13%, 10/1/08                                             922,579
 1,553,723   7.01%, 11/1/08                                           1,598,096
 4,041,629   6.14%, 4/1/09                                            4,097,407
 3,845,372   7.25%, 12/1/10                                           4,099,993
 3,737,422   6.20%, 1/1/11                                            3,831,253
 2,606,574   6.48%, 1/1/11                                            2,698,132
 1,052,618   4.92%, 4/1/11                                            1,034,853
 4,711,121   6.10%, 4/1/11                                            4,858,169
   941,749   6.09%, 5/1/11                                              962,671



 1,314,457   6.31%, 5/1/11                                            1,354,806
 5,922,596   3.95%, 7/1/13                                            5,418,984
 3,814,200   6.00%, 12/25/16, Series 01-71, Class QE                  3,858,129
 1,518,920   6.50%, 8/1/17                                            1,555,795
 4,865,000   5.00%, 4/1/21 (b)                                        4,743,375
 3,275,000   5.00%, 4/1/21 (b)                                        3,193,125
 4,130,000   5.00%, 4/1/21 (b)                                        4,026,750
 6,225,000   5.00%, 4/1/21 (b)                                        6,069,375
 6,080,000   5.00%, 4/1/21 (b)                                        5,928,000
 6,645,000   5.00%, 4/1/21 (b)                                        6,478,875
 1,451,421   4.50%, 9/25/25                                           1,424,297
   180,675   7.50%, 5/1/27                                              188,991
   149,534   7.50%, 4/1/29, Pool #323645                                156,365
   181,474   7.50%, 4/1/29, Pool #323640                                189,764
    11,011   7.50%, 8/1/29, Pool #252712                                 11,520
   159,011   7.50%, 7/1/30                                              166,274
 2,146,358   6.13%, 12/1/30                                           2,203,081
   607,959   7.50%, 12/1/30                                             636,135
 5,015,919   4.50%, 2/25/31                                           4,825,502
 1,125,000   5.50%, 3/25/31                                           1,104,018
 1,846,596   6.09%, 10/25/31                                          1,840,924
   764,697   7.00%, 6/1/32                                              787,996
 6,034,557   4.50%, 7/25/32                                           5,788,639
   960,000   4.50%, 7/25/33                                             919,040
 1,303,237   5.50%, 1/1/34, ARM 725042                                1,272,693
 1,042,859   5.50%, 7/25/34                                           1,036,394
 2,135,000   5.00%, 8/25/34                                           2,084,133
 5,364,424   5.50%, 2/1/35, Pool #735224                              5,248,453
 4,406,110   4.98%, 7/1/35, ARM 826014                                4,320,700
 2,653,134   5.50%, 8/1/35, ARM 835749                                2,591,355
 4,743,827   5.35%, 9/1/35, ARM 836133                                4,667,030
   690,765   5.50%, 10/1/35, ARM 836178                                 674,681
 1,269,050   5.46%, 1/1/36, ARM 863729                                1,264,086
 5,001,500   5.48%, 1/1/36, ARM 849272                                4,972,911
 2,337,275   5.52%, 2/1/36, ARM 852435                                2,332,036
   275,000   5.50%, 4/1/36 (b)                                          268,469
 1,885,000   5.50%, 4/1/36 (b)                                        1,840,231
 4,275,000   5.50%, 4/1/36 (b)                                        4,173,469
 5,915,000   5.50%, 4/1/36 (b)                                        5,774,519
10,250,000   5.50%, 4/1/36 (b)                                       10,006,563
 2,345,000   5.50%, 4/1/36 (b)                                        2,289,306
 7,645,000   5.50%, 11/25/43                                          7,594,677

             FEDERAL HOME LOAN BANK
   979,963   5.27%, 12/28/12                                            971,143

             FREDDIE MAC
 5,546,868   6.98%, 10/1/10, Pool #W20024                             5,849,171
 1,285,000   6.90%, 12/1/10, Pool #W10004                             1,355,675
 2,515,105   4.00%, 8/15/13                                           2,472,668
 1,490,000   4.50%, 8/15/13                                           1,466,660
 3,105,000   4.50%, 7/15/16                                           3,019,720
 3,720,881   6.00%, 5/15/17                                           3,767,494
 7,716,614   4.50%, 7/15/19                                           7,463,364
   821,959   6.50%, 9/1/19                                              839,286
 2,006,089   4.50%, 10/1/20, Pool #G11897                             1,915,318
 4,169,000   5.50%, 1/15/28                                           4,144,613
 5,240,000   5.00%, 2/15/28                                           5,107,850
 1,240,000   5.50%, 4/15/30                                           1,224,716
 4,405,000   5.00%, 7/15/31                                           4,231,647
 5,270,000   5.00%, 8/15/31                                           5,058,071
 5,268,921   4.50%, 6/15/32                                           5,086,238
 4,150,000   5.00%, 6/15/33                                           3,909,433
 1,040,000   5.00%, 10/15/33                                            983,683
 4,150,000   5.00%, 3/14/34 (b)                                       4,064,095
 3,395,000   5.00%, 3/15/34                                           3,216,093
 3,120,000   5.00%, 5/15/34                                           2,941,039


 1,115,000   5.00%, 6/15/34                                           1,049,188
   950,000   5.00%, 9/15/34                                             893,698
 2,845,000   5.50%, 10/15/34                                          2,755,270
 2,714,966   5.00%, 12/1/35, Pool #A40536                             2,584,689
 1,430,000   5.00%, 4/1/36 (b)                                        1,360,734
   535,000   5.00%, 4/1/36 (b)                                          509,086
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES                                    354,301,591
                                                                   ------------

U.S. TREASURY OBLIGATIONS  (12.0%):
 9,295,000   U.S. Treasury Bonds, 7.50%, 11/15/16 (L)                11,234,606
24,600,000   U.S. Treasury Bonds, 7.25%, 8/15/22 (L)                 30,513,619
 3,304,250   U.S. Treasury Inflation Protection Bond, 3.38%,          3,340,650
             1/15/07 (L)
 7,970,000   U.S. Treasury Notes, 3.38%, 11/15/08 (L)                 7,690,428

11,810,000   U.S. Treasury Notes, 4.25%, 8/15/15 (L)                 11,254,104
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS                                      64,033,407
                                                                   ------------

CLOSED END INVESTMENT COMPANIES  (1.1%):
   358,900   MFS Government Markets Income Trust                      2,289,782
   141,000   MFS Intermediate Income Trust                              868,560
    29,900   Putnam Master Intermediate Income Trust                    179,699
   139,900   Putnam Premier Income Trust                                854,789
    69,500   Salomon Brothers Global High Income Fund Inc.              863,885
    71,700   Western Asset/Claymore US Treasury Inflation               813,078
             Protected Securities Fund                             ------------

TOTAL CLOSED END INVESTMENT COMPANIES                                 5,869,793
                                                                   ------------

CASH EQUIVALENTS  (12.6%):
67,380,339   JP Morgan Cash Trade Execution (c)                      67,380,339
                                                                   ------------
TOTAL CASH EQUIVALENTS                                               67,380,339
                                                                   ------------

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES  (7.1%):
 4,000,000   Cantor Fitzgerald Repurchase Agreement,                  4,000,000
             4.93%, 4/3/06 (Purchased on 3/31/06, proceeds
             at maturity $4,001,642, collateralized by various
             corporate bonds, fair value $4,200,000)
10,000,000   Dresdner Bank Repurchase Agreement, 4.93%,              10,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $10,004,104, collateralized by various corporate
             bonds, fair value $10,500,000)
 1,000,000   Lehman Brothers Repurchase Agreement, 5.03%,             1,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $1,000,419, collateralized by various corporate
             bonds, fair value $1,050,000)


 5,000,000   Morgan Stanley Repurchase Agreement, 4.93%,              5,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $5,002,052, collateralized by various corporate
             bonds, fair value $5,100,000)
 1,000,000   Morgan Stanley Repurchase Agreement, 5.00%,              1,000,000
             4/3/06 (Purchased on 3/31/06, proceeds at maturity
             $1,000,417, collateralized by various corporate
             bonds, fair value $$1,020,000)
   250,007   Royal Bank of Canada Yankee CD, 4.80%, 4/3/06*             250,007
16,841,182   UBS Securities Repurchase Agreement, 4.88%,             16,841,182
             4/3/06, (Purchased on 3/31/06, proceeds at            ------------
             maturity $16,848,024, collateralized by various
             U.S. agency obligations, fair value $17,178,006)

TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES           38,091,189
                                                                   ------------

TOTAL (COST $633,951,951) (A)                                      $625,646,164
                                                                   ============

------------

Percentages indicated are based on net assets of $535,338,422.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $1,465,524. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation........................................$    529,786
    Unrealized depreciation........................................ (10,301,097)
                                                                   ------------
    Net unrealized appreciation (depreciation).....................$ (9,771,311)
                                                                   =============


* Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2006.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(L) A portion or all of the security is on loan.



SEE NOTES TO SCHEDULE OF INVESTMENTS.

NEW COVENANT FUNDS
BALANCED GROWTH FUND
Schedule of Portfolio Investments                                March 31, 2006
(Unaudited)

 SHARES
   OR
PRINCIPAL                      SECURITY
  AMOUNT                      DESCRIPTION                            VALUE
----------   ------------------------------------------------    --------------
INVESTMENT COMPANIES  (98.6%):
 5,787,674   New Covenant Growth Fund (b)                          $195,102,483
 4,650,859   New Covenant Income Fund (b)                           114,271,614
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                          309,374,097
                                                                   ------------

CASH EQUIVALENTS  (0.9%):
 2,859,976   JP Morgan Cash Trade Execution                           2,859,976
                                                                   ------------
TOTAL CASH EQUIVALENTS                                                2,859,976
                                                                   ------------




TOTAL (COST $275,540,246) (A)                                      $312,234,073
                                                                   ============

------------

Percentages indicated are based on net assets of $313,693,697.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,514,831. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation........................................$ 24,699,669
    Unrealized depreciation........................................  (2,520,673)
                                                                   ------------
    Net unrealized appreciation (depreciation).....................$ 22,178,996
                                                                   ============


(b) Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

SEE NOTES TO SCHEDULE OF INVESTMENTS.

NEW COVENANT FUNDS
BALANCED INCOME FUND
Schedule of Portfolio Investments                                March 31, 2006
(Unaudited)

 SHARES
   OR
PRINCIPAL                      SECURITY
  AMOUNT                      DESCRIPTION                            VALUE
----------   ------------------------------------------------    --------------
INVESTMENT COMPANIES  (98.6%):
 1,395,502   New Covenant Growth Fund (b)                          $ 47,042,367
 3,111,039   New Covenant Income Fund (b)                            76,438,219
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                          123,480,586
                                                                   ------------

CASH EQUIVALENTS  (0.8%):
   972,759   JP Morgan Cash Trade Execution                             972,759
                                                                   ------------
TOTAL CASH EQUIVALENTS                                                  972,759
                                                                   ------------


TOTAL (COST $114,019,277) (A)                                      $124,453,345
                                                                   ============

------------

Percentages indicated are based on net assets of $125,293,901.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $2,350,525. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation........................................$  9,921,736
    Unrealized depreciation........................................  (1,838,193)
                                                                   ------------
    Net unrealized appreciation (depreciation).....................$  8,083,543
                                                                   ============

(b) Investment in affiliate in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.


SEE NOTES TO SCHEDULE OF INVESTMENTS.

Notes to Schedules of Investments
New Covenant Funds
March 31, 2006
(Unaudited)

The following is a summary of the significant accounting policies consistently followed by the New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund"), and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

New Covenant Funds
March 31, 2006
(Unaudited)


LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with JPMorgan Chase Bank N.A. ("JPMorgan"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral at March 31, 2006, was as follows:

                     VALUE OF              VALUE OF                VALUE OF
FUND             SECURITIES LOANED      CASH COLLATERAL      NON-CASH COLLATERAL
----             -----------------      ---------------      -------------------
Growth Fund         136,384,200           139,535,337                      -
Income Fund          46,688,136            38,091,189              9,548,414

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will establish or will instruct their custodian to establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain or will instruct their custodian to maintain in a segregated account cash, U.S. Government securities or other liquid portfolio securities having a value (determined daily) at least equal to

New Covenant Funds
March 31, 2006
(Unaudited)

the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.


As of March 31, 2006 the Funds had outstanding when-issued or delayed delivery purchase commitments with corresponding assets segregated, as follows:

FUND
----
Income Fund                             $ 60,725,972


RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principle and interest, and increase the possibility of default.

New Covenant Funds
March 31, 2006
(Unaudited)


The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Covenant Funds


/s/ Martin R. Dean
-----------------------------------
Martin R. Dean, Treasurer

Date May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Martin R. Dean
-----------------------------------
Martin R. Dean, Treasurer

Date May 24, 2006


/s/ Robert E. Leech
-----------------------------------
Robert E. Leech, President

Date May 24, 2006